UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Capital Preservation Fund
December 31, 2014

Capital Preservation - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY BILLS(1) — 62.7%
U.S. Treasury Bills, 0.02%, 1/2/15	20,000,000	19,999,989
U.S. Treasury BIlls, 0.03%, 1/2/15	220,000,000	219,999,817
U.S. Treasury BIlls, 0.02%, 1/8/15	150,000,000	149,999,514
U.S. Treasury Bills, 0.04%, 1/8/15	75,000,000	74,999,490
U.S. Treasury Bills, 0.02%, 1/29/15	190,000,000	189,997,432
U.S. Treasury Bills, 0.03%, 2/5/15	100,000,000	99,997,326
U.S. Treasury Bills, 0.05%, 3/5/15	28,280,000	28,277,526
U.S. Treasury Bills, 0.03%, 3/19/15	185,000,000	184,988,129
U.S. Treasury Bills, 0.05%, 3/26/15	150,000,000	149,982,500
U.S. Treasury Bills, 0.04%, 4/2/15	150,000,000	149,984,531
U.S. Treasury Bills, 0.04%, 4/9/15	80,000,000	79,992,378
U.S. Treasury Bills, 0.06%, 5/14/15	25,000,000	24,994,458
U.S. Treasury Bills, 0.06%, 5/21/15	45,000,000	44,989,500
U.S. Treasury Bills, 0.09%, 6/11/15	50,000,000	49,979,875
TOTAL U.S. TREASURY BILLS		1,468,182,465
U.S. TREASURY NOTES(1) — 39.0%
U.S. Treasury Notes, 0.25%, 1/15/15	100,000,000	100,008,813
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	15,000,000	14,997,589
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	100,000,000	99,992,574
U.S. Treasury Notes, VRN, 0.11%, 1/31/15	5,000,000	5,000,000
U.S. Treasury Notes, 0.25%, 1/31/15	100,000,000	100,018,817
U.S. Treasury Notes, 0.25%, 2/15/15	160,000,000	160,040,626
U.S. Treasury Notes, 0.25%, 2/28/15	194,000,000	194,063,812
U.S. Treasury Notes, 2.375%, 2/28/15	25,000,000	25,093,064
U.S. Treasury Notes, 2.50%, 3/31/15	90,000,000	90,534,935
U.S. Treasury Notes, 0.375%, 4/15/15	32,000,000	32,028,694
U.S. Treasury Notes, 0.375%, 6/30/15	50,000,000	50,070,041
U.S. Treasury STRIPS - COUPON, 0.00%, 5/15/15(2)	42,836,000	42,820,832
TOTAL U.S. TREASURY NOTES		914,669,797
TEMPORARY CASH INVESTMENTS — 3.5%
SSgA U.S. Government Money Market Fund, Class N	81,403,162	81,403,162
TOTAL INVESTMENT SECURITIES — 105.2%		2,464,255,424
OTHER ASSETS AND LIABILITIES(3) — (5.2)%		(121,739,115)
TOTAL NET ASSETS — 100.0%		$2,342,516,309

NOTES TO SCHEDULE OF INVESTMENTS
STRIPS	-	Separate Trading of Registered Interest and Principal of Securities
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)	Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Bills	—	1,468,182,465	—
U.S. Treasury Notes	—	914,669,797	—
Temporary Cash Investments	81,403,162	—	—
	81,403,162	2,382,852,262	—

3. Federal Tax Information

As of December 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,464,255,424

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ginnie Mae Fund
December 31, 2014

Ginnie Mae - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 101.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 2.6%
GNMA, VRN, 1.625%, 1/20/15	13,823,358	14,455,572
GNMA, VRN, 1.625%, 1/20/15	22,589,516	23,536,879
		37,992,451
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 98.6%
GNMA, 3.00%, 1/21/15(2)(3)	105,000,000	107,324,809
GNMA, 3.00%, 4/20/43	17,543,396	17,957,534
GNMA, 3.50%, 1/21/15(2)(3)	157,500,000	165,271,716
GNMA, 3.50%, 12/20/41 to 7/20/44	269,883,991	283,781,225
GNMA, 4.00%, 1/21/15(2)(3)	28,500,000	30,551,089
GNMA, 4.00%, 12/20/39 to 6/20/42	223,199,397	240,144,472
GNMA, 4.50%, 1/21/15(2)(3)	90,000,000	98,335,273
GNMA, 4.50%, 7/15/33 to 3/20/42	144,864,037	159,113,673
GNMA, 5.00%, 6/15/33 to 5/20/41	123,160,655	136,909,848
GNMA, 5.50%, 4/15/33 to 8/15/39	110,640,662	124,761,420
GNMA, 6.00%, 7/20/16 to 2/20/39	51,892,331	59,002,574
GNMA, 6.50%, 9/20/23 to 11/15/38	6,982,446	8,176,391
GNMA, 7.00%, 12/20/25 to 12/20/29	970,927	1,147,935
GNMA, 7.25%, 4/15/23 to 6/15/23	42,751	43,925
GNMA, 7.50%, 12/20/23 to 2/20/31	181,365	224,012
GNMA, 7.65%, 6/15/16 to 12/15/16	25,325	25,514
GNMA, 7.75%, 11/15/22	26,853	27,179
GNMA, 7.77%, 4/15/20 to 6/15/20	106,511	110,274
GNMA, 7.89%, 9/20/22	9,843	9,882
GNMA, 7.98%, 6/15/19	16,880	16,950
GNMA, 8.00%, 2/20/17 to 7/20/30	1,006,581	1,081,200
GNMA, 8.15%, 2/15/21	38,168	38,809
GNMA, 8.25%, 4/20/17 to 2/15/22	223,177	230,554
GNMA, 8.35%, 11/15/20	6,055	6,077
GNMA, 8.50%, 4/20/16 to 12/15/30	769,996	847,764
GNMA, 8.75%, 3/20/17 to 7/15/27	84,801	86,997
GNMA, 9.00%, 7/20/15 to 1/15/25	367,589	390,434
GNMA, 9.25%, 10/15/16 to 3/15/25	95,726	97,175
GNMA, 9.50%, 5/15/16 to 7/20/25	205,217	210,821
GNMA, 9.75%, 12/15/18 to 11/20/21	48,880	51,178
GNMA, 10.00%, 3/15/16 to 8/15/21	5,680	5,791
GNMA, 10.25%, 2/15/19	4,740	4,767
GNMA, 10.50%, 9/15/15 to 4/20/19	6,175	6,248
GNMA, 11.00%, 2/15/16 to 6/15/20	22,359	22,704
GNMA, 11.25%, 2/20/16	424	426
GNMA, 13.00%, 8/15/15	420	421
		1,436,017,061
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,444,492,842)		1,474,009,512

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.6%
GNMA, Series 1998-17, Class F, VRN, 0.66%, 1/16/15	167,845	168,005
GNMA, Series 1998-6, Class FA, VRN, 0.67%, 1/16/15	1,459,892	1,470,897
GNMA, Series 1999-43, Class FB, VRN, 0.51%, 1/16/15	3,714,470	3,729,258
GNMA, Series 2000-22, Class FG, VRN, 0.36%, 1/16/15	34,251	34,338
GNMA, Series 2001-59, Class FD, VRN, 0.66%, 1/16/15	787,325	794,313
GNMA, Series 2001-62, Class FB, VRN, 0.66%, 1/16/15	1,541,000	1,554,693
GNMA, Series 2002-13, Class FA, VRN, 0.66%, 1/16/15	945,897	952,470
GNMA, Series 2002-24, Class FA, VRN, 0.66%, 1/16/15	1,870,701	1,883,227
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.52%, 1/20/15	618,926	622,292
GNMA, Series 2002-31, Class FW, VRN, 0.56%, 1/16/15	577,617	580,812
GNMA, Series 2003-110, Class F, VRN, 0.57%, 1/20/15	2,413,733	2,429,773
GNMA, Series 2003-42, Class FW, VRN, 0.52%, 1/20/15	920,401	924,732
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	2,782,556	2,836,042
GNMA, Series 2003-66, Class HF, VRN, 0.62%, 1/20/15	1,546,531	1,558,357
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	4,721,198	4,835,094
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.41%, 1/16/15	1,123,869	1,125,287
GNMA, Series 2004-76, Class F, VRN, 0.57%, 1/20/15	2,094,585	2,108,484
GNMA, Series 2005-13, Class FA, VRN, 0.37%, 1/20/15	6,043,154	6,037,622
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/15	6,314,966	6,293,520
GNMA, Series 2007-58, Class FC, VRN, 0.67%, 1/20/15	3,474,405	3,508,933
GNMA, Series 2007-74, Class FL, VRN, 0.62%, 1/16/15	8,186,778	8,251,879
GNMA, Series 2008-18, Class FH, VRN, 0.77%, 1/20/15	5,182,357	5,251,557
GNMA, Series 2008-2, Class LF, VRN, 0.63%, 1/20/15	3,665,115	3,696,558
GNMA, Series 2008-27, Class FB, VRN, 0.72%, 1/20/15	9,786,829	9,889,199
GNMA, Series 2008-61, Class KF, VRN, 0.84%, 1/20/15	5,086,973	5,164,555
GNMA, Series 2008-73, Class FK, VRN, 0.93%, 1/20/15	6,647,077	6,780,234
GNMA, Series 2008-75, Class F, VRN, 0.70%, 1/20/15	7,177,235	7,230,738
GNMA, Series 2008-88, Class UF, VRN, 1.17%, 1/20/15	4,735,389	4,853,975
GNMA, Series 2009-109, Class FA, VRN, 0.56%, 1/16/15	1,125,263	1,126,806
GNMA, Series 2009-127, Class FA, VRN, 0.72%, 1/20/15	6,417,436	6,486,879
GNMA, Series 2009-76, Class FB, VRN, 0.76%, 1/16/15	4,653,031	4,709,347
GNMA, Series 2009-92, Class FJ, VRN, 0.84%, 1/16/15	2,847,012	2,894,751
GNMA, Series 2010-14, Class QF, VRN, 0.61%, 1/16/15	16,559,359	16,700,577
GNMA, Series 2010-25, Class FB, VRN, 0.71%, 1/16/15	13,274,644	13,440,590
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $139,243,327)		139,925,794
TEMPORARY CASH INVESTMENTS — 16.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $40,104,992), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $39,280,278)		39,280,191
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.50%, 12/31/21 - 8/15/23, valued at $160,324,577), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $157,166,000)		157,166,000
SSgA U.S. Government Money Market Fund, Class N	44,456,651	44,456,651
TOTAL TEMPORARY CASH INVESTMENTS (Cost $240,902,842)		240,902,842
TOTAL INVESTMENT SECURITIES — 127.3% (Cost $1,824,639,011)		1,854,838,148
OTHER ASSETS AND LIABILITIES(4) — (27.3)%		(397,809,054)
TOTAL NET ASSETS — 100.0%		$1,457,029,094

NOTES TO SCHEDULE OF INVESTMENTS
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $816,292.
(3)	Forward commitment. Settlement date is indicated.
(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	1,474,009,512	—
U.S. Government Agency Collateralized Mortgage Obligations	—	139,925,794	—
Temporary Cash Investments	44,456,651	196,446,191	—
	44,456,651	1,810,381,497	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,824,639,011
Gross tax appreciation of investments	$36,685,862
Gross tax depreciation of investments	(6,486,725)
Net tax appreciation (depreciation) of investments	$30,199,137

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Government Bond Fund
December 31, 2014

Government Bond - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 49.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 7.5%
FHLMC, VRN, 2.09%, 1/15/15	3,799,320	3,837,175
FHLMC, VRN, 2.26%, 1/15/15	2,362,206	2,513,941
FHLMC, VRN, 2.35%, 1/15/15	3,458,773	3,473,301
FHLMC, VRN, 2.375%, 1/15/15	1,901,812	2,037,540
FHLMC, VRN, 2.40%, 1/15/15	1,129,301	1,210,261
FHLMC, VRN, 2.56%, 1/15/15	1,383,494	1,466,983
FHLMC, VRN, 2.66%, 1/15/15	4,163,437	4,313,206
FHLMC, VRN, 2.86%, 1/15/15	9,509,827	9,807,830
FHLMC, VRN, 3.27%, 1/15/15	697,366	738,723
FHLMC, VRN, 3.55%, 1/15/15	1,996,854	2,127,158
FHLMC, VRN, 3.79%, 1/15/15	3,183,011	3,355,217
FHLMC, VRN, 3.80%, 1/15/15	1,178,294	1,250,431
FHLMC, VRN, 4.06%, 1/15/15	568,438	600,024
FHLMC, VRN, 5.23%, 1/15/15	1,405,373	1,492,138
FHLMC, VRN, 5.57%, 1/15/15	2,416,447	2,564,795
FNMA, VRN, 1.89%, 1/25/15	2,144,856	2,282,736
FNMA, VRN, 1.92%, 1/25/15	2,169,134	2,286,414
FNMA, VRN, 1.94%, 1/25/15	2,355,602	2,524,595
FNMA, VRN, 1.94%, 1/25/15	2,586,412	2,763,244
FNMA, VRN, 1.94%, 1/25/15	3,297,631	3,514,269
FNMA, VRN, 1.94%, 1/25/15	2,434,553	2,570,147
FNMA, VRN, 2.20%, 1/25/15	1,112,338	1,188,607
FNMA, VRN, 2.34%, 1/25/15	1,754,654	1,880,084
FNMA, VRN, 2.44%, 1/25/15	787,174	849,206
FNMA, VRN, 2.45%, 1/25/15	3,060,118	3,250,135
FNMA, VRN, 2.59%, 1/25/15	1,641,680	1,758,542
FNMA, VRN, 2.74%, 1/25/15	2,022,166	2,112,034
FNMA, VRN, 3.04%, 1/25/15	2,899,354	3,011,675
FNMA, VRN, 3.25%, 1/25/15	1,188,447	1,277,282
FNMA, VRN, 3.36%, 1/25/15	3,388,529	3,533,152
FNMA, VRN, 5.29%, 1/25/15	995,738	1,063,391
FNMA, VRN, 6.07%, 1/25/15	2,662,729	2,865,239
GNMA, VRN, 1.625%, 1/20/15	532,306	562,536
GNMA, VRN, 1.625%, 1/20/15	686,343	728,694
GNMA, VRN, 1.625%, 1/20/15	1,357,755	1,419,487
GNMA, VRN, 1.625%, 1/20/15	696,824	739,873
GNMA, VRN, 1.625%, 1/20/15	908,156	947,128
GNMA, VRN, 1.625%, 1/20/15	1,588,422	1,647,255
GNMA, VRN, 1.625%, 1/20/15	1,680,684	1,743,633
GNMA, VRN, 2.125%, 1/20/15	1,213,096	1,287,708
		88,595,789

Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 42.3%
FHLMC, 4.50%, 1/1/19	483,568	507,997
FHLMC, 5.00%, 5/1/23	3,307,324	3,566,781
FHLMC, 5.50%, 10/1/34	486,928	548,063
FHLMC, 5.50%, 4/1/38	5,769,885	6,456,823
FHLMC, 4.00%, 12/1/40	2,419,842	2,596,968
FHLMC, 6.50%, 7/1/47	16,905	18,622
FNMA, 3.00%, 1/14/15(2)(3)	20,000,000	20,220,465
FNMA, 3.50%, 1/14/15(2)(3)	27,500,000	28,655,075
FNMA, 4.00%, 1/14/15(2)(3)	63,000,000	67,220,183
FNMA, 4.50%, 1/14/15(2)(3)	45,000,000	48,843,362
FNMA, 5.00%, 1/14/15(2)(3)	27,000,000	29,831,265
FNMA, 5.50%, 1/14/15(2)(3)	15,000,000	16,780,091
FNMA, 4.50%, 6/1/18	276,857	290,903
FNMA, 4.50%, 5/1/19	1,613,240	1,699,573
FNMA, 5.00%, 9/1/20	159,681	171,566
FNMA, 4.50%, 11/1/20	145,779	153,604
FNMA, 6.625%, 11/15/30	19,500,000	29,002,565
FNMA, 6.50%, 3/1/32	150,019	172,718
FNMA, 7.00%, 6/1/32	158,573	189,415
FNMA, 6.50%, 8/1/32	162,494	187,668
FNMA, 5.50%, 7/1/33	1,258,955	1,419,349
FNMA, 5.00%, 11/1/33	7,091,194	7,857,175
FNMA, 6.00%, 12/1/33	4,422,411	5,052,136
FNMA, 5.50%, 8/1/34	5,187,669	5,836,291
FNMA, 5.50%, 9/1/34	402,192	451,519
FNMA, 5.50%, 10/1/34	2,374,604	2,679,512
FNMA, 5.00%, 8/1/35	918,544	1,016,522
FNMA, 5.50%, 1/1/36	5,670,871	6,362,663
FNMA, 5.00%, 2/1/36	560,812	620,636
FNMA, 5.50%, 4/1/36	1,442,795	1,613,163
FNMA, 5.00%, 5/1/36	2,585,986	2,865,124
FNMA, 5.50%, 12/1/36	898,147	1,004,272
FNMA, 5.50%, 2/1/37	3,392,478	3,792,875
FNMA, 6.50%, 8/1/37	380,487	415,209
FNMA, 6.00%, 9/1/37	1,304,061	1,479,075
FNMA, 6.00%, 11/1/37	7,072,945	8,074,823
FNMA, 6.00%, 9/1/38	130,581	143,421
FNMA, 6.00%, 11/1/38	106,000	116,438
FNMA, 4.50%, 2/1/39	2,216,019	2,409,926
FNMA, 4.50%, 4/1/39	1,424,907	1,568,196
FNMA, 4.50%, 5/1/39	3,500,712	3,869,232
FNMA, 6.50%, 5/1/39	4,057,894	4,652,221
FNMA, 4.50%, 10/1/39	5,660,179	6,231,365
FNMA, 4.50%, 3/1/40	8,943,910	9,779,747
FNMA, 4.00%, 10/1/40	5,387,346	5,809,879
FNMA, 4.50%, 11/1/40	4,993,537	5,480,315
FNMA, 4.50%, 6/1/41	7,005,333	7,662,362
FNMA, 4.00%, 8/1/41	4,911,614	5,292,755

FNMA, 4.50%, 9/1/41	3,197,948	3,476,864
FNMA, 3.50%, 10/1/41	6,085,860	6,354,589
FNMA, 3.50%, 5/1/42	3,841,459	4,012,180
FNMA, 3.50%, 6/1/42	3,427,907	3,585,767
FNMA, 3.50%, 9/1/42	4,075,614	4,256,206
FNMA, 6.50%, 8/1/47	100,180	111,081
FNMA, 6.50%, 8/1/47	71,523	79,336
FNMA, 6.50%, 9/1/47	173,774	192,722
FNMA, 6.50%, 9/1/47	8,373	9,288
FNMA, 6.50%, 9/1/47	38,255	42,434
FNMA, 6.50%, 9/1/47	55,569	61,655
FNMA, 6.50%, 9/1/47	14,854	16,472
FNMA, 6.00%, 4/1/48	679,168	747,362
GNMA, 3.50%, 1/21/15(2)(3)	5,000,000	5,246,721
GNMA, 4.00%, 1/21/15(2)(3)	22,000,000	23,583,296
GNMA, 5.50%, 12/20/38	3,444,920	3,900,032
GNMA, 6.00%, 1/20/39	905,076	1,020,535
GNMA, 5.00%, 3/20/39	4,611,775	5,146,139
GNMA, 5.50%, 3/20/39	1,589,493	1,782,041
GNMA, 5.50%, 4/20/39	2,921,156	3,309,315
GNMA, 4.50%, 1/15/40	3,272,407	3,586,197
GNMA, 4.00%, 11/20/40	12,024,519	12,937,450
GNMA, 4.00%, 12/15/40	2,680,316	2,878,190
GNMA, 4.50%, 7/20/41	11,379,791	12,474,823
GNMA, 3.50%, 6/20/42	14,626,801	15,376,708
GNMA, 3.50%, 7/20/42	11,152,536	11,724,322
GNMA, 4.50%, 8/20/42	9,478,386	10,399,569
		496,981,202
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $571,640,954)		585,576,991
U.S. TREASURY SECURITIES — 48.2%
U.S. Treasury Bonds, 10.625%, 8/15/15(4)	6,250,000	6,655,031
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	19,795,537
U.S. Treasury Bonds, 7.125%, 2/15/23	7,000,000	9,672,033
U.S. Treasury Bonds, 6.75%, 8/15/26	1,500,000	2,189,649
U.S. Treasury Bonds, 6.125%, 11/15/27	1,000,000	1,423,750
U.S. Treasury Bonds, 5.375%, 2/15/31	3,000,000	4,185,702
U.S. Treasury Bonds, 4.375%, 11/15/39	8,900,000	11,678,473
U.S. Treasury Bonds, 4.625%, 2/15/40	6,300,000	8,566,035
U.S. Treasury Bonds, 4.375%, 5/15/41	8,000,000	10,621,248
U.S. Treasury Bonds, 2.75%, 11/15/42	3,500,000	3,500,546
U.S. Treasury Bonds, 2.875%, 5/15/43	12,000,000	12,287,808
U.S. Treasury Bonds, 3.125%, 8/15/44	18,000,000	19,382,346
U.S. Treasury Bonds, 3.00%, 11/15/44	3,000,000	3,153,750
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,080,320	4,043,022
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	8,498,045	8,202,933
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	25,000,000	24,985,650
U.S. Treasury Notes, VRN, 0.11%, 1/31/15	22,000,000	22,000,748
U.S. Treasury Notes, VRN, 0.11%, 1/31/15	29,341,500	29,343,143
U.S. Treasury Notes, 2.25%, 1/31/15	30,000,000	30,052,740

U.S. Treasury Notes, 0.375%, 3/15/15	35,000,000	35,024,605
U.S. Treasury Notes, 0.25%, 5/31/15	15,000,000	15,010,545
U.S. Treasury Notes, 1.875%, 6/30/15	12,000,000	12,104,064
U.S. Treasury Notes, 1.375%, 11/30/15	25,000,000	25,252,450
U.S. Treasury Notes, 2.125%, 12/31/15	35,000,000	35,635,075
U.S. Treasury Notes, 0.375%, 1/15/16	15,000,000	15,013,470
U.S. Treasury Notes, 4.875%, 8/15/16	5,000,000	5,350,000
U.S. Treasury Notes, 0.875%, 11/30/16	2,900,000	2,912,688
U.S. Treasury Notes, 2.375%, 7/31/17	16,000,000	16,580,624
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	13,122,128
U.S. Treasury Notes, 0.875%, 1/31/18	25,500,000	25,289,829
U.S. Treasury Notes, 2.625%, 4/30/18	2,000,000	2,090,938
U.S. Treasury Notes, 1.375%, 9/30/18	14,000,000	13,984,684
U.S. Treasury Notes, 1.25%, 11/30/18	2,700,000	2,680,171
U.S. Treasury Notes, 1.375%, 11/30/18	12,000,000	11,975,160
U.S. Treasury Notes, 1.75%, 9/30/19	43,000,000	43,248,583
U.S. Treasury Notes, 1.50%, 11/30/19	5,000,000	4,967,580
U.S. Treasury Notes, 3.625%, 2/15/21	6,000,000	6,607,500
U.S. Treasury Notes, 2.125%, 8/15/21	9,000,000	9,105,822
U.S. Treasury Notes, 2.00%, 10/31/21	32,000,000	32,077,504
U.S. Treasury Notes, 2.00%, 2/15/22	7,000,000	7,015,316
TOTAL U.S. TREASURY SECURITIES (Cost $549,294,510)		566,788,880
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 17.3%
FHLMC, Series 2684, Class FP, VRN, 0.66%, 1/15/15	1,771,308	1,778,104
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	1,828,322	1,898,301
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	1,887,994	1,955,000
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	3,506,261	3,669,577
FHLMC, Series 2812, Class MF, VRN, 0.61%, 1/15/15	4,715,933	4,765,297
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	1,883,576	2,028,908
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	4,738,785	5,095,371
FHLMC, Series 3149, Class LF, VRN, 0.46%, 1/15/15	13,941,236	14,018,840
FHLMC, Series 3153, Class FJ, VRN, 0.54%, 1/15/15	4,570,588	4,594,097
FHLMC, Series 3397, Class GF, VRN, 0.66%, 1/15/15	2,244,918	2,265,336
FHLMC, Series 3417, Class FA, VRN, 0.66%, 1/15/15	3,685,831	3,716,359
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	11,816,705
FHLMC, Series 3810, Class QB SEQ, 3.50%, 2/15/26	5,000,000	5,189,763
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	6,409,805	6,560,342
FHLMC, Series K039, Class A2, 3.30%, 7/25/24	12,510,000	13,150,231
FHLMC, Series K041, Class A2, 3.17%, 10/25/24	15,000,000	15,596,663
FHLMC, Series K716, Class A2, 3.13%, 6/25/21	7,000,000	7,322,004
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	2,238,379	2,322,438
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,322,788	3,449,795
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	3,261,805	3,387,055
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,269,671	2,362,313
FNMA, Series 2005-103, Class FP, VRN, 0.47%, 1/25/15	4,735,360	4,762,754
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	2,542,061	2,561,727
FNMA, Series 2007-36, Class FB, VRN, 0.57%, 1/25/15	512,065	515,612
FNMA, Series 2009-89, Class FD, VRN, 0.77%, 1/25/15	3,131,163	3,170,180
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	3,862,121	3,971,946
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	1,302,548	1,339,324

FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	12,819,503	12,817,817
FNMA, Series 2014-M12, Class ASV2, VRN, 2.61%, 1/25/15	13,000,000	13,185,868
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	5,305,003	5,302,497
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	9,700,000	9,753,854
FNMA, Series 2014-M5, Class FA, VRN, 0.51%, 1/25/15	11,257,853	11,267,951
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	2,549,332	2,610,833
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/15	1,605,147	1,599,696
GNMA, Series 2008-18, Class FH, VRN, 0.77%, 1/20/15	2,790,500	2,827,761
GNMA, Series 2010-14, Class QF, VRN, 0.61%, 1/16/15	7,172,300	7,233,466
GNMA, Series 2010-163, Class KC SEQ, 4.50%, 6/20/39	3,132,434	3,348,276
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $201,238,533)		203,212,061
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FHLMC, 2.375%, 1/13/22 (Cost $3,917,529)	4,000,000	4,043,784
TEMPORARY CASH INVESTMENTS — 6.3%
Federal Home Loan Bank Discount Notes, 0.17%, 3/20/15(5)	20,000,000	19,999,140
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $36,072,150), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $35,361,000)		35,361,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $9,023,296), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $8,837,742)		8,837,722
SSgA U.S. Government Money Market Fund, Class N	9,966,403	9,966,403
TOTAL TEMPORARY CASH INVESTMENTS (Cost $74,157,975)		74,164,265
TOTAL INVESTMENT SECURITIES — 122.0% (Cost $1,400,249,501)		1,433,785,981
OTHER ASSETS AND LIABILITIES(6) — (22.0)%		(258,791,579)
TOTAL NET ASSETS — 100.0%		$1,174,994,402

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(790,803)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $684,511.
(3)	Forward commitment. Settlement date is indicated.
(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $763,465.

(5)	The rate indicated is the yield to maturity at purchase.
(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	585,576,991	—
U.S. Treasury Securities	—	566,788,880	—
Collateralized Mortgage Obligations	—	203,212,061	—
U.S. Government Agency Securities	—	4,043,784	—
Temporary Cash Investments	9,966,403	64,197,862	—
	9,966,403	1,423,819,578	—
Liabilities
Other Financial Instruments
Swap Agreements	—	(790,803)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,400,462,164
Gross tax appreciation of investments	$35,354,839
Gross tax depreciation of investments	(2,031,022)
Net tax appreciation (depreciation) of investments	$33,323,817

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2014

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 88.1%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	135,681,641	159,659,165
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	112,190,428	128,856,877
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	61,803,134	70,156,198
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	45,112,457	62,205,837
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	36,102,107	46,994,799
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	42,493,584	55,719,712
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	73,541,300	71,817,639
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	45,297,530	42,811,465
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	60,765,185	60,594,313
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	41,895,124	43,976,809
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	146,860,332	147,026,725
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	61,739,351	66,227,493
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	46,204,191	48,395,286
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	114,506,040	114,148,209
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	35,834,419	37,553,361
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	32,949,562	35,458,111
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	82,061,910	81,270,177
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	87,054,723	93,570,247
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	29,640,060	31,154,489
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	117,670,093	123,728,220
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	82,306,667	85,692,187
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	119,305,026	121,066,684
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	188,793,000	184,073,175
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	120,779,100	117,934,148
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	197,258,628	191,186,810
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	63,959,016	63,374,367
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	102,757,400	103,463,857
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	399,908	386,020
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/27	82,607,203	99,112,535
U.S. Treasury Inflation Indexed Notes, 2.50%, 1/15/29	31,763,157	39,546,369
U.S. Treasury Inflation Indexed Notes, 3.875%, 4/15/29	51,552,585	74,006,159
U.S. Treasury Inflation Indexed Notes, 3.375%, 4/15/32	32,576,876	46,335,525
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	82,526,162	93,838,023
TOTAL U.S. TREASURY SECURITIES (Cost $2,634,111,550)		2,741,340,991
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 3.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15	5,300,000	5,462,381
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	7,000,000	7,150,787
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(3)	7,600,000	7,575,026
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	7,100,000	7,743,764
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	9,750,000	10,329,179
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	3,447,129	3,462,251
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(3)	9,975,000	10,566,448
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(3)	2,989,034	2,955,920

Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/1/15(3)	8,350,000	8,503,673
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS SEQ, 4.00%, 8/15/47	8,075,000	8,474,450
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	7,550,000	8,259,772
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	5,525,000	6,066,793
JPMorgan Chase Commercial Mortgage Securities Trust 2014-CBM, Series 2014-CBM, Class B, VRN, 1.56%, 1/15/15(3)	9,725,000	9,753,135
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/15	7,500,000	7,645,631
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	5,400,000	5,533,348
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 1/1/15(3)	10,275,000	10,645,753
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $117,773,694)		120,128,311
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	1,167,025	1,230,269
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	2,107,343	2,216,568
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	953,332	965,147
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	1,860,511	1,988,413
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	3,264,234	3,303,849
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	3,280,721	3,447,458
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 1/1/15(3)	7,751,075	7,992,386
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	2,156,076	2,270,312
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	1,326,039	1,335,092
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 1/1/15	482,212	489,173
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/15	1,700,866	1,710,806
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/15(3)	7,186,479	7,473,690
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/15(3)	9,159,501	9,299,129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 1/1/15	2,277,913	2,324,750
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/25/15	3,057,622	2,979,966
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	2,517,299	2,608,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	6,807,254	6,932,480
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	16,370,853	16,694,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	731,261	756,195
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/15(3)	9,758,462	10,004,024
		86,022,231
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	6,243,704	6,725,453
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $92,520,715)		92,747,684
ASSET-BACKED SECURITIES(2) — 2.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(3)	15,000,000	15,017,355
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15	8,975,000	8,922,932
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 1/7/15(3)	9,725,000	9,723,955
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	4,731,938	4,731,292
Hertz Fleet Lease Funding LP, Series 2013-3, Class B, VRN, 1.21%, 1/10/15(3)	4,275,000	4,285,972
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	2,505,298	2,521,079
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	12,292,453	12,175,761
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(3)	8,443,010	8,451,427
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(3)	6,343,715	6,303,032
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	5,637,500	5,669,219
TOTAL ASSET-BACKED SECURITIES (Cost $78,202,294)		77,802,024

CORPORATE BONDS — 2.2%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	1,000,000	1,091,241
United Technologies Corp., 4.50%, 6/1/42	1,000,000	1,093,208
		2,184,449
Banks — 0.3%
Bank of America Corp., 4.10%, 7/24/23	1,990,000	2,098,037
Branch Banking & Trust Co., 3.80%, 10/30/26	650,000	664,262
Capital One Financial Corp., 2.45%, 4/24/19	700,000	699,105
Citigroup, Inc., 1.75%, 5/1/18	1,000,000	989,178
Citigroup, Inc., 4.50%, 1/14/22	1,000,000	1,094,413
Citigroup, Inc., 3.75%, 6/16/24	570,000	583,728
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22	1,000,000	1,020,339
Wells Fargo & Co., 4.125%, 8/15/23	1,000,000	1,050,723
Wells Fargo & Co., MTN, 4.65%, 11/4/44	250,000	259,018
		8,458,803
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	3,782,423
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	200,000	212,246
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	2,180,000	2,443,126
		2,655,372
Communications Equipment†
Apple, Inc., 4.45%, 5/6/44	500,000	552,387
Consumer Finance — 0.1%
Capital One Bank USA N.A., 2.30%, 6/5/19	1,000,000	993,285
Caterpillar Financial Services Corp., MTN, 1.25%, 11/6/17	520,000	517,936
Caterpillar Financial Services Corp., MTN, 2.625%, 3/1/23	1,000,000	981,651
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,340,761
Synchrony Financial, 3.00%, 8/15/19	240,000	242,780
		4,076,413
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	550,000	539,835
Diversified Financial Services — 0.2%
General Electric Capital Corp., MTN, 5.625%, 9/15/17	200,000	222,110
General Electric Capital Corp., MTN, 6.00%, 8/7/19	2,550,000	2,969,116
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	1,990,000	2,068,291
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	490,000	526,939
Morgan Stanley, 5.00%, 11/24/25	1,490,000	1,592,014
		7,378,470
Diversified Telecommunication Services†
AT&T, Inc., 4.80%, 6/15/44	500,000	511,498
Verizon Communications, Inc., 4.40%, 11/1/34	130,000	129,642
		641,140
Food Products†
Unilever Capital Corp., 2.20%, 3/6/19	500,000	505,756
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,315,463
Becton Dickinson and Co., 3.73%, 12/15/24	250,000	257,812

Medtronic, Inc., 3.50%, 3/15/25(3)	180,000	184,528
		1,757,803
Health Care Providers and Services — 0.1%
Dignity Health, 2.64%, 11/1/19	1,000,000	1,008,831
UnitedHealth Group, Inc., 4.25%, 3/15/43	1,200,000	1,263,236
		2,272,067
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	500,000	510,446
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	2,970,000	3,296,252
Insurance — 0.1%
American International Group, Inc., 4.50%, 7/16/44	500,000	530,458
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	1,000,000	1,017,277
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	1,000,000	996,549
		2,544,284
Machinery†
Deere & Co., 2.60%, 6/8/22	520,000	512,420
Media — 0.1%
Comcast Corp., 6.40%, 5/15/38	1,500,000	2,009,644
Metals and Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	140,000	144,810
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,377,729
		2,522,539
Multi-Utilities — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,713,001
Duke Energy Corp., 3.55%, 9/15/21	1,000,000	1,045,531
Duke Energy Progress, Inc., 4.15%, 12/1/44	500,000	533,827
Georgia Power Co., 4.30%, 3/15/42	1,000,000	1,054,437
Potomac Electric Power Co., 3.60%, 3/15/24	500,000	524,797
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,343,082
		8,214,675
Oil, Gas and Consumable Fuels — 0.2%
Apache Corp., 4.75%, 4/15/43	1,170,000	1,101,356
BP Capital Markets plc, 2.50%, 11/6/22	520,000	485,348
Chevron Corp., 2.43%, 6/24/20	150,000	150,914
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	500,000	497,871
EOG Resources, Inc., 5.625%, 6/1/19	1,000,000	1,129,520
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,006,343
Shell International Finance BV, 2.375%, 8/21/22	1,000,000	974,426
Total Capital International SA, 2.10%, 6/19/19	990,000	991,483
		6,337,261
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(3)	250,000	250,198
Pharmaceuticals — 0.1%
AbbVie, Inc., 2.90%, 11/6/22	1,375,000	1,356,078
Roche Holdings, Inc., 6.00%, 3/1/19(3)	1,230,000	1,421,960
Roche Holdings, Inc., 3.35%, 9/30/24(3)	490,000	507,388
		3,285,426

Road and Rail — 0.1%
CSX Corp., 3.40%, 8/1/24	1,150,000	1,167,130
Norfolk Southern Corp., 3.85%, 1/15/24	325,000	342,360
Union Pacific Corp., 3.25%, 1/15/25	490,000	504,143
		2,013,633
Semiconductors and Semiconductor Equipment†
Intel Corp., 2.70%, 12/15/22	350,000	348,537
Software — 0.1%
Microsoft Corp., 2.125%, 11/15/22	560,000	544,357
Oracle Corp., 2.50%, 10/15/22	1,100,000	1,073,383
		1,617,740
Specialty Retail†
Home Depot, Inc. (The), 2.00%, 6/15/19	990,000	993,458
Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17	1,000,000	1,084,097
TOTAL CORPORATE BONDS (Cost $68,197,906)		70,345,528
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	430,000	604,825
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	376,228
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,155,298
TOTAL MUNICIPAL SECURITIES (Cost $1,599,442)		2,136,351
TEMPORARY CASH INVESTMENTS — 0.6%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(4)	17,971,000	17,970,879
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $50,958), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $49,910)		49,910
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $207,188), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $200,000)		200,000
SSgA U.S. Government Money Market Fund, Class N	80,877	80,877
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,301,777)		18,301,666
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,010,707,378)		3,122,802,555
OTHER ASSETS AND LIABILITIES — (0.4)%		(12,262,493)
TOTAL NET ASSETS — 100.0%		$3,110,540,062

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
936	U.S. Treasury Long Bonds	March 2015	135,310,500	(3,072,502)
150	U.S. Treasury Ultra Long Bonds	March 2015	24,778,125	(956,884)
			160,088,625	(4,029,386)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(904,772)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(38,667)
Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42	4/1/18	(284,699)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51	3/30/19	(740,472)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66	12/4/19	(527,582)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62	3/18/20	(5,094,624)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67	4/1/22	(524,798)
Bank of America N.A.	11,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.53	8/19/24	(724,903)
Barclays Bank plc	55,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(1,758,331)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(1,414,076)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(2,776,039)
Barclays Bank plc	16,300,000	U.S. CPI Urban Consumers NSA Index	Receive	2.59	7/23/24	(1,173,724)
Barclays Bank plc	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.36	9/29/24	(478,982)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.31	9/30/24	(640,030)
Barclays Bank plc	19,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90	12/21/27	(4,067,833)
Barclays Bank plc	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.78	7/2/44	(2,281,948)
						(23,431,480)

NOTES TO SCHEDULE OF INVESTMENTS
CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $28,097,602.

(2)	Final maturity date indicated, unless otherwise noted.
(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $164,159,686, which represented 5.3% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,741,340,991	—
Commercial Mortgage-Backed Securities	—	120,128,311	—
Collateralized Mortgage Obligations	—	92,747,684	—
Asset-Backed Securities	—	77,802,024	—
Corporate Bonds	—	70,345,528	—
Municipal Securities	—	2,136,351	—
Temporary Cash Investments	80,877	18,220,789	—
	80,877	3,122,721,678	—
Liabilities
Other Financial Instruments
Futures Contracts	(4,029,386)	—	—
Swap Agreements	—	(23,431,480)	—
	(4,029,386)	(23,431,480)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,012,559,323
Gross tax appreciation of investments	$167,623,817
Gross tax depreciation of investments	(57,380,585)
Net tax appreciation (depreciation) of investments	$110,243,232

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short-Term Government Fund
December 31, 2014

Short-Term Government - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 59.6%
U.S. Treasury Notes, VRN, 0.11%, 1/1/15	1,500,000	1,500,051
U.S. Treasury Notes, 1.50%, 6/30/16	5,000,000	5,074,610
U.S. Treasury Notes, 1.50%, 7/31/16	2,700,000	2,741,186
U.S. Treasury Notes, 0.875%, 11/30/16	10,600,000	10,646,375
U.S. Treasury Notes, 0.625%, 12/15/16(1)	37,000,000	36,979,058
U.S. Treasury Notes, 0.875%, 2/28/17	37,500,000	37,592,287
U.S. Treasury Notes, 0.75%, 3/15/17	14,800,000	14,795,382
U.S. Treasury Notes, 0.875%, 5/15/17	28,500,000	28,508,892
U.S. Treasury Notes, 0.875%, 7/15/17	2,200,000	2,196,993
U.S. Treasury Notes, 0.50%, 7/31/17	3,000,000	2,965,782
U.S. Treasury Notes, 2.375%, 7/31/17	6,500,000	6,735,879
U.S. Treasury Notes, 0.875%, 1/31/18	22,000,000	21,818,676
TOTAL U.S. TREASURY SECURITIES (Cost $171,506,699)		171,555,171
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 22.3%
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	2,141,006	2,209,176
FHLMC, Series 2684, Class FP, VRN, 0.66%, 1/15/15	301,531	302,688
FHLMC, Series 3114, Class FT, VRN, 0.51%, 1/15/15	1,473,226	1,482,736
FHLMC, Series 3149, Class LF, VRN, 0.46%, 1/15/15	3,407,115	3,426,081
FHLMC, Series 3200, Class FP, VRN, 0.36%, 1/15/15	2,230,672	2,231,291
FHLMC, Series 3206, Class FE, VRN, 0.56%, 1/15/15	1,484,236	1,492,524
FHLMC, Series 3231, Class FA, VRN, 0.56%, 1/15/15	1,327,795	1,335,809
FHLMC, Series 3301, Class FA, VRN, 0.46%, 1/15/15	1,320,550	1,327,197
FHLMC, Series 3380, Class FP, VRN, 0.51%, 1/15/15	1,736,666	1,744,404
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	836,926	863,058
FHLMC, Series 3508, Class PF, VRN, 1.01%, 1/15/15	1,815,817	1,842,417
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	387,119	392,311
FHLMC, Series 3587, Class FB, VRN, 0.94%, 1/15/15	1,666,267	1,687,369
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	478,342	491,516
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	1,450,844	1,467,735
FHLMC, Series K037, Class A1 SEQ, 2.59%, 4/25/23	1,817,706	1,860,396
FHLMC, Series K039, Class A1, 2.68%, 12/25/23	3,105,952	3,185,411
FHLMC, Series K716, Class A1, 2.41%, 1/25/21	2,388,782	2,443,875
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	479,381	498,339
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	1,193,228	1,238,038
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	2,120,142	2,201,180
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	723,585	751,375
FNMA, Series 2003-17, Class FN, VRN, 0.47%, 1/25/15	782,848	783,118
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	1,693,683	1,758,719
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	1,137,939	1,184,387
FNMA, Series 2004-52, Class PF, VRN, 0.62%, 1/25/15	691,116	694,390
FNMA, Series 2006-11, Class FA, VRN, 0.47%, 1/25/15	957,062	961,163
FNMA, Series 2006-60, Class KF, VRN, 0.47%, 1/25/15	2,335,312	2,344,497
FNMA, Series 2008-77, Class EB SEQ, 4.50%, 9/25/23	602,217	636,048

FNMA, Series 2009-33, Class FB, VRN, 0.99%, 1/25/15	1,696,715	1,729,961
FNMA, Series 2009-87, Class HF, VRN, 1.02%, 1/25/15	666,756	678,095
FNMA, Series 2009-89, Class FD, VRN, 0.77%, 1/25/15	863,468	874,227
FNMA, Series 2010-12, Class AC SEQ, 2.50%, 12/25/18	930,951	949,565
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	177,951	178,928
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	1,334,304	1,372,247
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	341,652	351,298
FNMA, Series 2011-71, Class DJ SEQ, 3.00%, 3/25/25	703,093	723,939
FNMA, Series 2014-M10, Class ASQ1, 1.52%, 9/25/19	3,144,406	3,143,993
FNMA, Series 2014-M12, Class ASV1, 1.93%, 10/25/21	2,992,502	3,015,595
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,491,442	1,490,737
FNMA, Series 2014-M4, Class ASQ2 SEQ, 1.27%, 1/25/17	2,700,000	2,714,990
FNMA, Series 2014-M5, Class FA, VRN, 0.51%, 1/25/15	2,268,373	2,270,408
GNMA, Series 2010-14, Class QF, VRN, 0.61%, 1/16/15	1,839,929	1,855,620
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $64,178,182)		64,186,851
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 8.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 8.6%
FHLMC, VRN, 2.09%, 1/15/15	1,139,796	1,151,152
FHLMC, VRN, 2.125%, 1/15/15	19,760	19,790
FHLMC, VRN, 2.14%, 1/15/15	2,667,050	2,850,847
FHLMC, VRN, 2.16%, 1/15/15	649,488	692,475
FHLMC, VRN, 2.16%, 1/15/15	24,742	24,922
FHLMC, VRN, 2.26%, 1/15/15	231,305	246,163
FHLMC, VRN, 2.35%, 1/15/15	691,755	694,660
FHLMC, VRN, 2.375%, 1/15/15	570,543	611,262
FHLMC, VRN, 2.56%, 1/15/15	434,951	461,199
FHLMC, VRN, 2.63%, 1/15/15	29,592	29,749
FHLMC, VRN, 2.66%, 1/15/15	2,104,558	2,180,264
FHLMC, VRN, 3.27%, 1/15/15	247,401	262,073
FHLMC, VRN, 3.55%, 1/15/15	900,705	959,480
FHLMC, VRN, 3.79%, 1/15/15	1,366,148	1,440,059
FHLMC, VRN, 3.80%, 1/15/15	176,744	187,565
FHLMC, VRN, 4.06%, 1/15/15	361,448	381,533
FHLMC, VRN, 5.37%, 1/15/15	157,299	166,468
FHLMC, VRN, 6.12%, 1/15/15	231,895	247,216
FNMA, VRN, 1.75%, 1/25/15	14,547	15,134
FNMA, VRN, 1.875%, 1/25/15	688,307	728,016
FNMA, VRN, 1.92%, 1/25/15	151,555	159,749
FNMA, VRN, 1.92%, 1/25/15	3,666	3,721
FNMA, VRN, 1.93%, 1/25/15	1,678,083	1,780,755
FNMA, VRN, 1.94%, 1/25/15	193,981	207,243
FNMA, VRN, 1.94%, 1/25/15	934,329	995,709
FNMA, VRN, 1.94%, 1/25/15	942,241	1,009,838
FNMA, VRN, 1.94%, 1/25/15	1,412,041	1,490,685
FNMA, VRN, 1.98%, 1/25/15	10,144	10,273
FNMA, VRN, 2.16%, 1/25/15	4,658	4,885
FNMA, VRN, 2.18%, 1/25/15	6,427	6,456
FNMA, VRN, 2.19%, 1/25/15	11,489	11,598
FNMA, VRN, 2.20%, 1/25/15	23,271	23,367

FNMA, VRN, 2.28%, 1/25/15	15,043	16,086
FNMA, VRN, 2.29%, 1/25/15	7,333	7,360
FNMA, VRN, 2.34%, 1/25/15	764,382	819,023
FNMA, VRN, 2.375%, 1/25/15	2,925	2,940
FNMA, VRN, 2.41%, 1/25/15	105,397	108,419
FNMA, VRN, 2.45%, 1/25/15	122,400	130,001
FNMA, VRN, 2.625%, 1/25/15	2,909	3,023
FNMA, VRN, 2.74%, 1/25/15	636,904	665,209
FNMA, VRN, 3.04%, 1/25/15	1,134,131	1,178,067
FNMA, VRN, 3.25%, 1/25/15	172,293	185,171
FNMA, VRN, 3.36%, 1/25/15	1,560,347	1,626,943
FNMA, VRN, 3.71%, 1/25/15	341,631	359,213
FNMA, VRN, 3.74%, 1/25/15	10,889	11,589
FNMA, VRN, 3.875%, 1/25/15	5,665	5,697
FNMA, VRN, 4.10%, 1/25/15	1,103	1,109
FNMA, VRN, 4.26%, 1/25/15	29,858	30,168
FNMA, VRN, 5.29%, 1/25/15	248,934	265,848
FNMA, VRN, 6.07%, 1/25/15	247,293	266,100
FNMA, VRN, 6.20%, 1/25/15	2,808	2,860
GNMA, VRN, 1.625%, 1/20/15	1,521	1,525
GNMA, VRN, 2.125%, 1/20/15	8,761	9,054
GNMA, VRN, 3.00%, 1/20/15	29,140	29,449
		24,779,160
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, 7.50%, 5/1/16	8,511	8,583
FHLMC, 5.50%, 11/1/17	81,335	86,039
FNMA, 7.00%, 5/1/32	213,478	239,757
FNMA, 7.00%, 5/1/32	113,560	127,906
FNMA, 7.00%, 6/1/32	21,007	23,727
FNMA, 7.00%, 6/1/32	113,618	131,430
FNMA, 7.00%, 8/1/32	59,391	61,965
GNMA, 9.50%, 11/20/19	2,102	2,112
		681,519
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $24,928,754)		25,460,679
U.S. GOVERNMENT AGENCY SECURITIES — 6.0%
FHLB, Series 3823, 0.50%, 9/28/16	3,000,000	2,993,643
FHLB, 0.625%, 11/23/16	2,500,000	2,498,507
FHLB, Series 1, 1.00%, 6/21/17	684,000	685,074
FHLMC, Series 1, 0.75%, 1/12/18	1,000,000	986,022
FNMA, 0.50%, 3/30/16	5,300,000	5,297,944
FNMA, Series 0001, 1.00%, 9/27/17	2,100,000	2,093,505
FNMA, 0.875%, 5/21/18	500,000	491,893
FNMA, 1.875%, 9/18/18	450,000	457,514
FNMA, 1.875%, 2/19/19	1,000,000	1,015,576
FNMA, 1.75%, 9/12/19	600,000	600,768
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,103,175)		17,120,446

TEMPORARY CASH INVESTMENTS — 4.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $1,959,254), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $1,918,964)		1,918,960
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 8/15/23, valued at $7,835,406), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $7,678,000)		7,678,000
SSgA U.S. Government Money Market Fund, Class N	2,194,877	2,194,877
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,791,837)		11,791,837
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $289,508,647)		290,114,984
OTHER ASSETS AND LIABILITIES — (0.9)%		(2,486,538)
TOTAL NET ASSETS — 100.0%		$287,628,446

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	U.S. Treasury 2-Year Notes	March 2015	2,404,531	(3,978)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $21,988.

(2)	Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	171,555,171	—
Collateralized Mortgage Obligations	—	64,186,851	—
U.S. Government Agency Mortgage-Backed Securities	—	25,460,679	—
U.S. Government Agency Securities	—	17,120,446	—
Temporary Cash Investments	2,194,877	9,596,960	—
	2,194,877	287,920,107	—
Liabilities
Other Financial Instruments
Futures Contracts	(3,978)	—	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$289,526,336
Gross tax appreciation of investments	$883,246
Gross tax depreciation of investments	(294,598)
Net tax appreciation (depreciation) of investments	$588,648

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Government Income Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015